Segmental analysis - Schedule of revenue by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Revenue	£ 19,850	£ 21,659	£ 18,449
UK
Disclosure of operating segments [line items]
Revenue	9,063	9,611	7,803
US
Disclosure of operating segments [line items]
Revenue	10,787	12,048	10,646
UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	2,695	1,946	2,028
UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	1,790	2,033	1,468
UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	3,753	4,659	3,437
New England
Disclosure of operating segments [line items]
Revenue	3,948	4,427	4,550
New York
Disclosure of operating segments [line items]
Revenue	6,094	6,994	5,561
National Grid Ventures
Disclosure of operating segments [line items]
Revenue	1,332	1,283	1,024
Other
Disclosure of operating segments [line items]
Revenue	238	317	381
Operating segments
Disclosure of operating segments [line items]
Revenue	19,993	21,801	18,488
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	2,735	1,987	2,035
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	1,795	2,045	1,482
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	3,788	4,690	3,455
Operating segments | New England
Disclosure of operating segments [line items]
Revenue	3,948	4,427	4,550
Operating segments | New York
Disclosure of operating segments [line items]
Revenue	6,094	6,994	5,561
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Revenue	1,389	1,341	1,024
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	244	317	381
Sales between segments
Disclosure of operating segments [line items]
Revenue	(143)	(142)	(39)
Sales between segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	(40)	(41)	(7)
Sales between segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	(5)	(12)	(14)
Sales between segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	(35)	(31)	(18)
Sales between segments | New England
Disclosure of operating segments [line items]
Revenue	0	0	0
Sales between segments | New York
Disclosure of operating segments [line items]
Revenue	0	0	0
Sales between segments | National Grid Ventures
Disclosure of operating segments [line items]
Revenue	(57)	(58)	0
Sales between segments | Other
Disclosure of operating segments [line items]
Revenue	£ (6)	£ 0	£ 0